Other non-current financial assets - Schedule of Other Noncurrent Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Categories of non-current financial assets [abstract]
Guarantee deposits	€ 34,021	€ 28,362
Lease receivables from sublease	1,585	1,115
Other	5,880	4,421
Total other non-current financial assets	€ 41,486	€ 33,898